Accounting information and policies (Details) € in Millions, $ in Billions	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents	€ 4,726		€ 3,941	€ 4,344
Cash and cash equivalents held by central finance companies	1,600
Revolving credit facility 1
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	2,600	$ 5.2
Revolving credit facility 2
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 2,000